EXEMPT PARTY-IN-INTEREST TRANSACTIONS (Details) - EBP, NGSP - USD ($) $ in Thousands, shares in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Master Trust [Line Items]
Investment, fair value	$ 499,777	$ 487,290
Total investments	85	2,109
Payment of Trustee fees	48
Master Trust Balances
EBP, Master Trust [Line Items]
Investment, fair value	36,953,901	$ 33,060,233
Dividends	65,793
Payment of Trustee fees	$ 3,597
EBP, Employer, Common Stock
EBP, Master Trust [Line Items]
Interest in net assets	0.40%	0.50%
EBP, Employer, Common Stock | Master Trust Balances
EBP, Master Trust [Line Items]
Investment, number of shares (in shares)	7.1	7.7
Investment, fair value	$ 4,000,000	$ 3,600,000
Dividends	66,000
Short-term investment fund—at fair value | EBP, Trustee
EBP, Master Trust [Line Items]
Total investments	100	$ 2,100
Payment of Trustee fees	$ 5